LONG-TERM INVESTMENTS - Additional information (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Feb. 29, 2020
Schedule Of Investments
Purchase of long term investments			¥ 1,072,783,000	$ 168,343	¥ 82,221,000		¥ 180,927,000
(Loss)/ Income from equity method investments			¥ 41,028,000	$ 6,438	(4,749,000)		(1,112,000)
Gain from fair value change of long-term investments					12,325,000
Disposal by sale | Shenzhen Yunding Information Technology Company Limited [Member]
Schedule Of Investments
Equity method investment, ownership percentage			24.30%
Huaying Fund
Schedule Of Investments
Purchase of long term investments										¥ 50,000,000
Equity method investment, ownership percentage										49.50%
(Loss)/ Income from equity method investments			¥ 7,910,000		2,452,000		1,342,000
Equity method investments			61,014,000		53,105,000
Huaying Fund II
Schedule Of Investments
Purchase of long term investments	¥ 68,000,000						¥ 102,000,000
Equity method investment, ownership percentage							34.00%
(Loss)/ Income from equity method investments			24,434,000		5,297,000		¥ 336,000
Equity method investments			200,067,000		107,633,000
Jiangsu Yitong High-Tech Co, Ltd
Schedule Of Investments
Purchase of long term investments		¥ 959,680,000
Equity interests (as a percent)		29.99%
(Loss)/ Income from equity method investments			1,152,000
Equity method investments			960,832,000
Share of net assets			137,302,000
Difference between the total consideration and the proportion of net assets			823,530,000
Sifive Inc
Schedule Of Investments
Purchase of long term investments									¥ 12,332,000
Equity interests (as a percent)									1.01%
Equity Securities, FV-NI			0		3,304,000		¥ 0
Alivore
Schedule Of Investments
Purchase of long term investments | $								$ 1,000
Equity interests (as a percent)											0.56%
Equity Securities, FV-NI			0		¥ 7,728,000
Interest rate (as a percent)							3.00%
Hyperfine
Schedule Of Investments
Purchase of long term investments | $						$ 5,000
Equity interests (as a percent)					2.27%
Gain from fair value change of long-term investments					¥ 0
Promaxo
Schedule Of Investments
Purchase of long term investments | $						$ 4,000
Equity interests (as a percent)					4.05%
Gain from fair value change of long-term investments			¥ 0		¥ 0